Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended		12 Months Ended				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Revolving credit facility	Dec. 31, 2013 Senior Term Loan Facility	Jan. 02, 2014 Subsequent Event	Jan. 02, 2014 Subsequent Event Santarus, Inc. Series A Junior Participating Preferred Stock	Jan. 02, 2014 Subsequent Event Jefferies Finance Llc Six Year Senior Secured Term Loan Facility	Jan. 02, 2014 Subsequent Event Jefferies Finance Llc Revolving credit facility
Subsequent Event [Line Items]
Common stock par value	$ 0.001	$ 0.001			$ 0.0001
Preferred stock par value	$ 0.001	$ 0.001				$ 0.0001
Purchase price of preferred stock						$ 32.00
Senior secured revolving credit facility							$ 1,200,000,000	$ 150,000,000
Credit facility, length of credit agreement in years							6 years	5 years
Percentage of amortization equal to principal amount				1.25%
Senior Term Loan Facility, Maturity Date	Jan. 02, 2020
Description of variable rate basis	(i) Adjusted LIBOR (as defined by the Credit Agreement), with a floor of 1.00%, plus a margin of 3.25% or (ii) the highest of (A) the Wall Street Journal’s published “U.S. Prime Lending Rate,” (B) the Federal Funds Effective Rate (as defined by the Credit Agreement) in effect on such day plus 1/2 of 1%, (C) one-month Adjusted LIBOR plus 1.00% per annum and (D) 2.00%, in each case plus a margin of 2.25%. If the ratio of the Company’s consolidated total debt to consolidated EBITDA (the “Total Leverage Ratio”) is less than 3.75 to 1.00
Percentage of debt instrument, reduction rate	0.25%		25.00%	25.00%
Percentage of proceeds from asset sales	100.00%
Percentage of proceeds from debt financings	100.00%
Percentage of excess cash flow	50.00%
Senior term loan facility, description	The percentage of Excess Cash Flow that must be used to prepay the Senior Term Loan Facility decreases to 25% if the Total Leverage Ratio is less than 350 to 100 and to zero if the Total Leverage Ratio is less than 250 to 100